Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 593,906	$ 605,558
Total contractual cash flows	$ 1,113,491	1,108,532
Average remaining lease term	12 years 3 months 29 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 100,029	92,417
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	184,187	179,930
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	171,800	168,231
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 657,475	$ 667,954